Related party transactions	12 Months Ended
Dec. 31, 2017
Related Party Transactions [Abstract]
Related Party Transactions Disclosure [Text Block]
12.	Related party transactions

In July 2013, the Company entered into a two-year services agreement with one of its shareholders (“Shareholder A”), to render consulting services in consideration for a monthly fee of $1. The agreement expired in July 2015. Effective as of August 2014, Shareholder A received an annual compensation of $25, for services rendered as a member of the Board. As of August 2016, the Company’s annual director’s fee was increased to a total of $30 per year. In addition, in August 2016, the Company granted to a member of its Board, who is a principal of Shareholder A, 30,000 options to purchase Ordinary shares at an exercise price of $8.10 per share. In January 2017, Shareholder A resigned as a director of the Company and terminated the services agreement.

During December 2015, the Company paid for administration support services provided during 2015 a $15 one-time fee to an employee of an entity owned by one of the Company’s shareholders (“Shareholder A”), who was also a co-founder of the Company and a member of the Board. Also during 2015, the Company paid $1 to a family member of Shareholder A in connection with services related leasehold improvements of the Parent’s new offices. Such payment was recorded to leasehold improvement as part of property and equipment.

In August 2013, the Company entered in to a consulting agreement with an entity owned by one of its shareholders (“Shareholder B”), who was also a co-founder of the Company and a member of the Board. Pursuant to the agreement, Shareholder B was appointed as the Company’s chief financial officer in consideration for a monthly fee of $6. In April 2014, the agreement was amended and restated to affect, upon the consumption of the Company’s IPO (which took place in August 2014), an increase of the monthly fee to a total of $15 as well as a one-time bonus payment to Shareholder B in the amount of $80. During 2015, the Company paid a subsequent one-time bonus to Shareholder B in the amount of $70 in connection with services rendered. As of January 2016, following the appointment of a new chief financial officer, the consulting agreement was amended and restated. Pursuant to such amendment, Shareholder B was appointed as a special advisor to the chief executive officer with no change to his remuneration. In June 2016, the Company terminated the amended and restated consulting agreement effective as of February 2017.

In August 2013, the Company entered in to a consulting agreement with an entity owned by one of its shareholders (“Shareholder C”), who was also a co-founder of the Company and a member of the Board. Pursuant to the agreement, Shareholder C was appointed as the Company’s chief executive officer in consideration for a monthly fee of $15. In April 2014, the agreement was amended and restated to affect, upon the consumption of the Company’s IPO (which took place in August 2014), an increase of the monthly fee to of $19, as well as a one-time bonus payment in the amount of $90. As of January 2015, following the appointment of a new chief executive officer, the consulting agreement was terminated and the Company’s shareholders approved the entry into an employment agreement, pursuant to which Shareholder C was appointed as chief development officer of the Company, and was entitled to a gross annual salary of $250. Such agreement was never executed. In November 2015, effective retrospectively as of January 2015, the consulting agreement was amended and restated (and the employment agreement was terminated), pursuant to which Shareholder C was appointed as a special advisor to the chief executive officer and was entitled to a monthly fee of $28. In June 2016, the Company terminated the amended and restated consulting agreement effective December 2016. During 2017, the Company engaged with Shareholder C to provide services relating to the Company’s intellectual property and relevant patent filings, in which Shareholder C reported to the chief executive officer of the Company. Shareholder C has not received any remuneration for these services rendered, and in November 2017 at the shareholders’ Annual General Meeting, the shareholders approved a one time payment of $50.

Balances with related parties:

	December 31,
	2017	2016
	U.S. dollars in thousands

Other accounts payables	$50	$1

Related parties’ expenses:

	Year Ended December 31,
	2017	2016	2015
	U.S. dollars in thousands

Research and development expense	$-	$318	$312

General and administrative expense	$79	$207	$196